Document and Entity Information Document	Nov. 05, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Camden National Corp
Entity Central Index Key	0000750686
Amendment Flag	false
Entity Incorporation, State or Country Code	ME
Entity File Number	001-13227
Entity Tax Identification Number	01-0413282
Entity Address, Address Line One	Two Elm Street
Entity Address, City or Town	Camden
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04843
City Area Code	207
Local Phone Number	236-8821
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	CAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false